Investments In And Advances To, And Transactions With Associated Companies (Investment Equity Securities Quoted Market Values And Related Carrying Amounts) (Detail) (Associated Companies [Member], JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Associated Companies [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount	¥ 31,077	¥ 39,267
Market value	¥ 30,910	¥ 42,920